Other Current Liabilities	12 Months Ended
Dec. 31, 2024
Other Current Liabilities [Abstract]
Other current liabilities

Note 6 — Other current liabilities

Other current liabilities consisted of the following as of December 31, 2024 and December 31, 2023:

	December 30, 2024	December 31, 2023
Other payables	$104,979	$34,942
Payroll payables	—	130,967
Total other current liabilities	$104,979	$165,909